FORUM FUNDS, INC.
--------------------------------------------------------------------------------
INVESTORS BOND FUND                     SHAREHOLDER INQUIRIES            [Logo]
TAXSAVER BOND FUND                        Forum Financial Corp.
MAINE MUNICIPAL BOND FUND                 P.O. Box 446
NEW HAMPSHIRE BOND FUND                   Portland, Maine 04112
DAILY ASSETS TREASURY FUND                207-879-0001
PAYSON BALANCED FUND
PAYSON VALUE FUND

September 30, 1995                                            SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                               November 15, 1995
Dear Investor:

     We are pleased to have the opportunity to present Forum Funds' Semi-Annual Report for the six months ended September 30, 1995, and to comment on the economic and financial highlights of the period.
     As of September month end, the funds net assets totalled nearly $139 million, up some $8 million from six months ago. Total returns to our equity funds from April 1 - September 30 were 12% or better, and over 5% to our state municipal bond funds, equivalent to annualized pretax returns of about 25% and 10%, respectively. These returns, attributable to sound selection criteria as well as the buoyancy of stock and bond markets, are especially rewarding in light of the relatively moderate levels of risk associated with Forum's value-oriented investment strategy.
     In contrast to the difficult investment climate of 1994, this year has witnessed a more sustainable rate of economic growth, low but slowly rising price inflation, falling interest rates and a host of positive corporate earnings surprises. The financial markets have been further encouraged by the gathering evidence that Washington will actually do something about lowering the capital gains tax and improving fiscal incentives to save and invest. The American markets have done well compared with the rest of the world, as uncertainty about monetary union in Europe, the ongoing crisis in the Balkans, scandal in Southeast Asia, economic difficulties in Japan, and the Mexican financial crisis frustrated expectations.
     Looking ahead, we find it difficult to imagine that the boom in equities can continue at this year's pace. The economic outlook for 1996 implies some moderation of investment returns and a reasonably stable environment for well-managed companies. Market volatility and down-side surprises cannot be avoided, but we believe the investment strategies and selectivity of Forum Funds are well adapted to absorb such shocks and to deliver solid performance in this environment.

     We thank you for choosing Forum Funds and look forward to providing you with consistent, superior investment service in the years ahead. Should you have any questions we invite you to contact your local investment institution, or to call us directly at 207-879-0001.

                                              Very truly yours,

                                              /s/ JOHN Y. KEFFER

                                              John Y. Keffer
                                              President

--------------------------------------------------------------------------------


ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

ECONOMIC AND MARKET DEVELOPMENTS IN THE PAST SIX MONTHS

     In the past two quarters real (inflation-adjusted) economic growth averaged 2.8%, somewhat below our projected trend rate for the year. Economic activity suffered an unexpectedly sharp drop in the second quarter, followed by an unexpectedly buoyant recovery in the third. In the April-June quarter average annual growth of GDP was halved to 1.3%, owing in large measure to an unforeseen liquidation of business inventories. Moreover, the prospects for a poor year were reinforced by four successive monthly declines in the index of leading indicators, which at least in theory meant outright recession in the months ahead. During this period bond prices trended persistently higher, as the interest rate on the 30 year bond fell from its year-end 1994 peak of about 8% to 6 1/2% in mid-1995. On July 6, the Fed reversed its restrictive policy stance and nudged the federal funds rate lower -- to 5.75% -- in response to the downward pressure of market forces on interest rates and the threat of overshooting the vaunted 'soft landing'of the economy. The U.S. dollar, meanwhile, nosedived, hitting an all time low of 81 yen to the dollar in May, and remained at historically low levels through July.

     In the July-September quarter, the economy appears to have bounced back sharply, with preliminary estimates of growth of more than 4%, bolstered by strong final sales, improved exports, and the reduced levels of inventories. Since July the greenback has also recovered to above 100 yen to the dollar, while general price inflation is running at a moderate, and sustainable, rate of about 2% per annum. More fundamentally, looking behind the inevitable ups and downs in current economic data, the long-run health of the U.S. economy appears robust; unit labor costs are relatively stable (only Sweden in the industrialized world has done better at containing labor costs), and the growth of U.S. total productivity is the highest among all industrial countries.

     When the real economy cooled, the financial markets got red hot. The boom in equities, which exceeded our expectations, has been driven by lower costs of borrowing, the impact of corporate restructuring on profit margins and earnings, the extraordinary revenue growth of high tech companies, and the brightening prospects for tax relief to savers and investors. Through August of this year mutual fund investors poured more than $76 billion into domestic equity funds, although contrary to conventional wisdom they have not done so blindly; twice that amount has flowed into money funds. With respect to the credit markets, the trend to lower rates has been accompanied by a narrowing of time differentials, as yields on the longer maturities have fallen faster than on shorter maturities. At this writing an investor would gain a yield of only 3/4% by switching from a one year Treasury to a 10 year Treasury bond.

FORUM FUNDS PERFORMANCE

     In the foregoing economic and market environment the highest returns were achieved by our two equities funds: Payson Value and Balanced Funds, which produced six month total returns of 12.70% and 11.99%, respectively. This solid performance was achieved despite the lessened risk associated with the relatively limited exposure of these funds to the high tech sector. All three of our tax exempt funds turned in better returns than their benchmarks.


                                       2                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                         SUMMARY PERFORMANCE INDICATORS
                    SIX MONTHS, MARCH 31-SEPTEMBER 30, 1995

                                                                                                           FORUM VS.
                                     FUND                                         FORUM      BENCHMARK     BENCHMARK
-------------------------------------------------------------------------------   -----      ---------     ---------
Investors Bond Fund............................................................    5.12%      7.63%(1)        -2.51%
TaxSaver Bond Fund.............................................................    4.41%      4.29%(2)         0.12%
Maine Municipal Bond Fund......................................................    5.05%      4.29%(2)         0.76%
New Hampshire Bond Fund........................................................    5.24%      4.29%(2)         0.95%
Daily Assets Treasury Fund.....................................................    2.66%      2.63%(3)         0.03%
Payson Balanced Fund...........................................................   11.99%     12.95%(4)        -0.96%
Payson Value Fund..............................................................   12.70%     16.00%(5)        -3.30%

            (1) Morningstar Corporate General Index
            (2) Morningstar Municipal National Index
            (3) Lipper U.S. Treasury Money Market Fund Index
            (4) Morningstar Balanced Fund Index
            (5) Morningstar Growth & Income Index

RESULTS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL MAY FLUCTUATE AND SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. INFORMATION IN THE ABOVE TABLE DOES NOT INCLUDE THE EFFECT OF SALES CHARGES. DURING THE PERIOD, CERTAIN FEES AND EXPENSES WERE WAIVED AND REIMBURSED BY THE MANAGER. WITHOUT THESE WAIVERS, TOTAL RETURN AND RANKINGS WOULD HAVE BEEN LOWER.

ECONOMIC OUTLOOK

     THE ECONOMIST poll of forecasters has become somewhat gloomier about world economic growth in 1995, but continues to anticipate growth in the U.S.A. of 2.8-3.1%. In previous reports we have drawn attention to the fact that for the past two years forecasters missed the boat entirely on their fourth quarter projections. This year, however, opinion is divided into two camps. The optimists argue that lower interest rates, strengthening exports, and declining levels of inventories will lead to a strong fourth quarter. The growth pessimists warn that stagnant employment and wage growth, high consumer indebtedness, declining capital spending, and an end to the stock market rally will slow the economy. We would tend to side with the optimists, since American consumers remain in the driver's seat; there are new products aplenty to whet their appetite; and barring a major economic catastrophe, they should behave this holiday season much as they have in the past.

     With respect to the longer term, the outlook for the economy is less sanguine. Once the current euphoria over conservative tax and spending policies has died down, there seem to be few upside surprises left to sustain an accelerating stock market. The economic fundamentals are solid; however, moderate economic growth, low but rising inflation, and a declining government deficit appear more conducive to stability than to soaring corporate earnings and stock and bond prices. True, 1996 is a presidential election year, and politics here and elsewhere can provide troublesome distractions for the markets. Yet the underlying trends suggest that the judicious blending of value-oriented equities, money market and fixed income securities remains a sound investment strategy for 1996.


                                       3                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                VALUE
-----------  --------------------------------   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.2%):
$ 1,631,611  Federal Home Loan Mortgage
               Corporation, Series 90 135-A,
               8.75%, due 5/15/00............   $ 1,725,298
    383,083  Merrill Lynch Mortgage
               Investors, Series 89 E, 9.40%,
               due 9/15/09...................       416,445
  1,157,471  Resolution Trust Corporation,
               Series 92 C8 D, 8.835%, due
               12/25/23......................     1,146,764
                                                -----------
Total Collateralized Mortgage Obligations
  (cost $3,073,174)                               3,288,507
                                                -----------
CORPORATE BONDS & NOTES (63.1%):
    750,000  Beverly Enterprises, Inc.,
               14.25%, due 12/15/97 (a)......       763,860
  1,175,000  Beverly Enterprises, Inc.,
               8.75%, due 12/31/03...........     1,128,000
  1,000,000  Boise Cascade Corporation,
               9.875%, due 2/15/01...........     1,094,270
    500,000  Chase Manhattan Bank, N.A.,
               9.75%, due 11/1/01............       574,500
  4,500,000  Citfed Bancorp, Inc., 8.25%, due
               9/1/03........................     4,382,847
    750,000  Continental Bank, N.A. (a
               BankAmerica subsidiary),
               11.25%, due 7/1/01............       835,312
  1,000,000  Dean Witter Discover & Company,
               5.76% variable rate, due
               3/2/99........................       999,048
  1,000,000  Ford Motor Credit Company, 5.58%
               variable rate, due 3/23/99....       988,940
  1,350,000  I.C.H. Corporation, 11.25%, due
               12/1/03.......................       897,750
    450,000  Lehman Brothers Holdings, 5.71%
               variable rate, due 1/12/99....       445,670
    250,000  Leucadia National Corporation,
               10.375%, due 6/15/02..........       271,250
    750,000  Merchants National Corporation
               (a National City Corporation
               subsidiary), 9.875%, due
               10/1/99.......................       831,938
  1,000,000  Nacolah Holding Corporation,
               9.50%, due 12/1/03............       965,000
    500,000  Paine Webber, Inc., 9.25%, due
               12/15/01......................       551,250
  1,000,000  Salomon Inc., 7.75%, due
               9/22/05.......................     1,000,805
  1,200,000  Valley National Corporation (a
               Banc One subsidiary), 9.875%,
               due 3/1/16....................     1,271,275
                                                -----------
Total Corporate Bonds & Notes
  (cost $17,279,616)                             17,001,715
                                                -----------
GOVERNMENT AGENCY NOTES (3.7%):
$ 1,000,000  Student Loan Marketing
               Association, 5.79% variable
               rate, due 11/1/99.............   $ 1,007,085
                                                -----------
Total Government Agency Notes
  (cost $998,750)                                 1,007,085
                                                -----------
MORTGAGE BACKED SECURITIES (8.8%):
    346,321  Federal Home Loan Mortgage
               Corporation, Pool 502128,
               9.00%, due 10/1/04............       357,339
    110,359  Government National Mortgage
               Association, Pool 345993,
               7.00%, due 11/15/23...........       109,163
    166,594  Government National Mortgage
               Association, Pool 346797,
               7.00%, due 10/15/23...........       164,789
    490,009  Government National Mortgage
               Association, Pool 371734,
               7.00%, due 4/15/24............       484,275
    855,716  Government National Mortgage
               Association, Pool 395851,
               7.00%, due 8/15/25............       845,020
    363,322  Government National Mortgage
               Association, Pool 409198,
               7.00%, due 8/15/25............       358,781
     53,924  Government National Mortgage
               Association, Pool 417479,
               7.00%, due 9/15/25............        53,250
                                                -----------
Total Mortgage Backed Securities
  (cost $2,371,527)                               2,372,617
                                                -----------
OTHER HOLDINGS (12.2%):
     89,453  1784 U.S. Treasury Money Market
               Fund..........................        89,453
    697,826  Dreyfus Government Cash
               Management Fund...............       697,826
  1,500,000  Liberty Mutual Capital
               Corporation, Discount
               Commercial Paper, 6.10% yield,
               due 10/13/95..................     1,497,250
  1,000,000  Philip Morris Companies, Inc.,
               Discount Commercial Paper,
               5.76% yield, due 10/2/95......     1,000,000
                                                -----------
Total Other Holdings
  (cost $3,284,529)                               3,284,529
                                                -----------
Total Investments (100.0%)
  (cost $27,007,596)                            $26,954,453
                                                -----------
                                                -----------

(a) Securities that may be resold to "qualified institutional buyers" pursuant to Rule 144A under, or securities offered pursuant to Section 4(2) of, the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

See notes to financial statements.     4                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------
MUNICIPAL BONDS (97.5%):
COLORADO (7.4%):
$ 1,000,000  Douglas County, CO, School
               District #RE 1, General
               Obligation Bonds, Series A,
               8.00%, due 12/15/09...........   $ 1,275,210
                                                -----------
FLORIDA (4.8%):
    700,000  Port Everglades, FL, Authority
               Refunding Revenue Bonds, Port,
               Airport & Marina Improvements,
               Escrowed to Maturity in U.S.
               Governments, 7.125%, due
               11/1/16.......................       828,184
                                                -----------
ILLINOIS (5.3%):
    400,000  Aurora, IL, Multi-Family Housing
               Refunding Revenue Bonds, Fox
               Valley Village Unit 18D
               Project, Banque Paribas LOC,
               7.75%, due 9/1/98.............       429,088
    465,000  Illinois Development Finance
               Authority Revenue Bonds,
               Community Rehabilitation
               Providers Facilities
               Acquisition Program, Series
               92, 8.25%, 8/1/12.............       482,972
                                                -----------
                                                    912,060
                                                -----------
LOUISIANA (7.7%):
  1,000,000  Louisiana Public Facilities
               Authority Revenue Bonds,
               Health, Hospital & Nursing
               Home Improvements, 11.00%, due
               2/1/14........................     1,323,530
                                                -----------
MARYLAND (.6%):
    100,000  Maryland State Community
               Development Administration,
               Multi-Family Housing Insured
               Mortgage Loan Revenue Bonds,
               Series 85 C, 9.00%, due
               5/15/05.......................       101,557
                                                -----------
MISSISSIPPI (4.6%):
    750,000  Claiborne County, MS, Pollution
               Control Revenue Systems Energy
               Resources, Inc. Bonds, Middle
               South Energy, Inc. Project E,
               9.50%, due 4/1/16.............       794,303
                                                -----------
NEW YORK (2.0%):
    350,000  New York State Thruway
               Authority, Service Contract
               Revenue Bonds, Local Highway
               and Bridge Project, 5.75%, due
               4/1/06........................       351,642
                                                -----------
OHIO (18.4%):
    500,000  Columbus, OH, General Obligation
               Bonds, Series 91-1, 6.80%, due
               9/15/04, Prerefunded (U.S.
               Government) 9/15/01 at 101....       557,595
OHIO, CONTINUED:
$   500,000  Ohio State Air Quality
               Development Authority,
               Pollution Control Refunding
               Revenue Bonds, Cleveland
               Electric Co. Project, FGIC
               insured, 8.00%, due 12/1/13...   $   587,115
    500,000  Ohio State Public Facilities
               Refunding Revenue Bonds,
               Higher Educational Capital
               Facilities, Series II-A,
               5.20%, due 5/1/04.............       514,270
    940,000  Shelby County, OH, Hospital
               Facilities Revenue Bonds,
               Wilson Memorial Hospital,
               Escrowed to Maturity in U.S.
               Governments, 6.40%, due
               12/1/03.......................       998,806
    500,000  Washington County, OH, Hospital
               Refunding Revenue Bonds,
               Shelby General Hospital,
               Series 93, 6.875%, due
               7/1/03........................       524,855
                                                -----------
                                                  3,182,641
                                                -----------
PENNSYLVANIA (26.4%):
  1,000,000  Allegheny County Hospital
               Development Authority, Health
               Center Revenue Bonds, Series
               90, West Penn Hospital
               Foundation, 8.00%, due
               1/1/05........................     1,071,870
    875,000  Allegheny County Hospital
               Development Authority, Health
               Facilities Revenue Bonds,
               Allegheny Valley School
               Project, 7.25%, due 2/1/03....       882,779
    170,000  Butler County, PA, Hospital
               Authority Refunding Revenue
               Bonds, Butler Memorial
               Hospital, 7.875%, due 7/1/02,
               Prerefunded (U.S. Government)
               7/1/96 at 102.................       178,835
    800,000  Erie-Western Pennsylvania Port
               Authority, Pennsylvania
               Refunding Revenue Bonds,
               8.25%, due 6/15/00............       896,792
  1,000,000  Lycoming County, PA, Authority
               Hospital Lease Revenue Bonds,
               Divine Providence Sisters
               Issue, Series A, 7.75%, due
               7/1/16........................     1,085,130
    200,000  Pennsylvania Higher Education
               Facilities Authority Refunding
               Revenue Bonds, Medical College
               of Pennsylvania, Series 89 A,
               8.00%, due 3/1/96.............       203,046
    110,000  Pennsylvania Higher Education
               Facilities Authority Revenue
               Bonds, Medical College of
               Pennsylvania, Series 91 B,
               7.25%, due 3/1/05.............       120,010

See notes to financial statements.     5                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------
PENNSYLVANIA, CONTINUED:
$   125,000  Washington County, PA,
               Industrial Development
               Authority Refunding Revenue
               Bonds, Presbyterian Medical
               Center, FHA insured, 6.50%,
               due 1/15/02...................   $   133,546
                                                -----------
                                                  4,572,008
                                                -----------
PUERTO RICO (6.6%):
    100,000  Commonwealth of Puerto Rico
               Infrastructure Financing
               Authority, Special Tax
               Refunding Revenue Bonds,
               Series 88 A, 7.75%, due
               7/1/08........................       111,086
    100,000  Puerto Rico Industrial, Medical
               & Environmental Revenue Bonds,
               Pollution Control Facilities
               Financing Authority, Abbott
               Chemicals, Inc. Project,
               6.50%, due 7/1/09.............       100,226
    165,000  Puerto Rico Public Buildings
               Authority, Guaranteed Public
               Education and Health
               Facilities Refunding Revenue
               Bonds, Series 93 M, 5.10%, due
               7/1/01........................       168,197
    125,000  Puerto Rico Public Buildings
               Authority, Guaranteed Public
               Education and Health
               Facilities Refunding Revenue
               Bonds, Series 93 M, FSA
               insured, 5.70%, due 7/1/09....       130,200
    565,000  University of Puerto Rico
               Revenue Bonds, Series N, MBIA
               insured, 6.25%, due 6/1/04....       627,591
                                                -----------
                                                  1,137,300
                                                -----------
TEXAS (4.8%):
    750,000  Red River Authority, TX,
               Pollution Control Revenue
               Bonds, Remarketed 8/1/90,
               Hoechst Celanese Corporation
               LOC, 7.50%, due 8/1/12........       830,190
                                                -----------
VIRGIN ISLANDS (5.9%):
$   820,000  Virgin Islands Public Finance
               Authority Revenue Bonds,
               Government Development
               Program, Series A, 7.00%, due
               10/1/04.......................   $   883,796
    110,000  Virgin Islands Public Finance
               Authority Refunding Revenue
               Bonds, Escrowed to Maturity in
               U.S. Governments, Series 89 A,
               7.30%, due 10/1/18............       134,510
                                                -----------
                                                  1,018,306
                                                -----------
VIRGINIA (3.0%):
    500,000  Fairfax County, VA, Economic
               Development Authority Revenue
               Bonds (C-SPAN Project), Series
               91 B, 7.50%, due 6/1/01.......       518,785
                                                -----------
Total Municipal Bonds
  (cost $16,198,465)                             16,845,716
                                                -----------
SHORT-TERM HOLDINGS (2.5%):
    301,236  1784 Tax Free Money Market
               Fund..........................       301,236
    131,127  Fidelity Tax Exempt Money Market
               Fund..........................       131,127
                                                -----------
Total Short-Term Holdings
  (cost $432,363)                                   432,363
                                                -----------
Total Investments (100.0%)
  (cost $16,630,828)                            $17,278,079
                                                -----------
                                                -----------

See notes to financial statements.     6                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                   SECURITY
  AMOUNT                DESCRIPTION                  VALUE
-----------  ----------------------------------   -----------
MUNICIPAL BONDS (99.2%):
GENERAL OBLIGATION -- BOND BANK (7.1%):
$   100,000  Maine Municipal Bond Bank
               Refunding Bonds, Series 92 C,
               5.80%, due 11/1/99............   $   105,278
     80,000  Maine Municipal Bond Bank Sewer
               & Water Bonds, SRF Program,
               Series 91 A, 7.20%, due
               11/1/13, Prerefunded (U.S.
               Government) 11/1/01 at 102....        92,099
     50,000  Maine Municipal Bond Bank,
               Series 88 A, 6.70%, due
               11/1/98.......................        53,464
     50,000  Maine Municipal Bond Bank,
               Series 88 A, 7.50%, due
               11/1/05, Prerefunded (U.S.
               Government) 11/1/98 at 102....        55,502
     40,000  Maine Municipal Bond Bank,
               Series 88 B, 7.65%, due
               11/1/06, Prerefunded (U.S.
               Government) 11/1/98 at 102.25         44,661
     50,000  Maine Municipal Bond Bank,
               Series 88 B, 7.85%, due
               11/1/18, Prerefunded (U.S.
               Government) 11/1/98 at 103....        56,505
     60,000  Maine Municipal Bond Bank,
               Series 88 C, 7.10%, due
               11/1/02, Prerefunded (U.S.
               Government) 11/1/98 at 101.25         65,520
     50,000  Maine Municipal Bond Bank,
               Series 89 B, 7.40%, due
               11/1/14, Prerefunded (U.S.
               Government) 11/1/99 at 102....        56,392
    210,000  Maine Municipal Bond Bank,
               Series 90 B, 7.20%, due
               11/1/07, Prerefunded (U.S.
               Government) 11/1/00 at 102....       238,560
     50,000  Maine Municipal Bond Bank,
               Series 90 B, 7.20%, due
               11/1/11, Prerefunded (U.S.
               Government) 11/1/00 at 102....        56,800
    150,000  Maine Municipal Bond Bank,
               Series 90 B, 7.20%, due
               11/1/15, Prerefunded (U.S.
               Government) 11/1/00 at 102....       170,400
     25,000  Maine Municipal Bond Bank,
               Series 90 D, 7.375%, due
               11/1/10, Prerefunded (U.S.
               Government) 11/1/00 at 102....        28,536
    100,000  Maine Municipal Bond Bank,
               Series 92 B, 6.65%, due
               11/1/07.......................       110,581
    150,000  Maine Municipal Bond Bank,
               Series 92 E, 5.80%, due
               11/1/04.......................       160,082
    200,000  Maine Municipal Bond Bank,
               Series 92 E, 5.875%, due
               11/1/05.......................       213,096
    205,000  Maine Municipal Bond Bank,
               Series 93 C, 5.55%, due
               11/1/08.......................       207,893
                                                -----------
                                                  1,715,369
                                                -----------
GENERAL OBLIGATION -- POLITICAL SUBDIVISIONS (14.8%):
$   175,000  Bar Harbor, ME, Unlimited Tax
               General Obligation Bonds,
               6.20%, due 6/1/05.............   $   189,191
     75,000  Bar Harbor, ME, Unlimited Tax
               General Obligation Bonds,
               6.45%, due 6/1/09.............        80,951
     30,000  Bath, ME, Unlimited Tax General
               Obligation Bonds, 7.45%, due
               12/1/07.......................        35,998
     20,000  Bath, ME, Unlimited Tax General
               Obligation Bonds, 7.50%, due
               12/1/08.......................        24,068
     50,000  Brewer, ME, Unlimited Tax
               General Obligation Bonds,
               Series A, 6.10%, due 1/1/03...        53,685
     50,000  Brewer, ME, Unlimited Tax
               General Obligation Bonds,
               Series A, 6.10%, due 1/1/04...        53,783
     50,000  Brewer, ME, Unlimited Tax
               General Obligation Bonds,
               Series A, 6.10%, due 1/1/05...        53,762
     50,000  Brewer, ME, Unlimited Tax
               General Obligation Bonds,
               Series A, 6.20%, due 1/1/06...        53,706
    100,000  City of Bangor, ME, Unlimited
               Tax General Obligation Bonds,
               5.20%, due 11/1/00............       103,654
    250,000  Cumberland County, ME, Unlimited
               Tax General Obligation Bonds,
               5.25%, due 2/1/07.............       252,535
    100,000  Cumberland County, ME, Unlimited
               Tax General Obligation Bonds,
               6.50%, due 2/1/03, Prerefunded
               (U.S. Government) 2/1/01 at
               102...........................       110,867
     25,000  Ellsworth, ME, Unlimited Tax
               General Obligation Bonds,
               7.20%, due 7/1/08.............        28,782
     25,000  Old Orchard Beach, ME, Unlimited
               Tax General Obligation Bonds,
               MBIA insured, 6.50%, due
               10/1/96.......................        25,612
     40,000  Old Orchard Beach, ME, Unlimited
               Tax General Obligation Bonds,
               MBIA insured, 6.40%, due
               9/1/04........................        44,669
    215,000  Old Orchard Beach, ME, Unlimited
               Tax General Obligation Bonds,
               MIBA insured, 6.60%, due
               9/1/06........................       240,435
     50,000  Old Orchard Beach, ME, Unlimited
               Tax General Obligation Bonds,
               MBIA insured, 6.65%, due
               9/1/07........................        55,653
     50,000  Portland, ME, Unlimited Tax
               General Obligation Bonds,
               8.00%, due 10/1/95............        50,000
    500,000  Portland, ME, Unlimited Tax
               General Obligation Bonds,
               6.20%, due 4/1/05.............       552,925

See notes to financial statements.     7                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------
GENERAL OBLIGATION -- POLITICAL SUBDIVISIONS, CONTINUED:
$    50,000  Portland, ME, Unlimited Tax
               General Obligation Bonds,
               12.60%, due 11/1/05...........   $    80,489
    790,000  Portland, ME, Unlimited Tax
               General Obligation Bonds,
               5.30%, due 6/1/13.............       760,983
    150,000  South Portland, ME, Unlimited
               Tax General Obligation Bonds,
               5.80%, due 9/1/08.............       159,476
     40,000  South Portland, ME, Unlimited
               Tax General Obligation Bonds,
               5.80%, due 9/1/11.............        41,605
    250,000  Town of Freeport, ME, Unlimited
               Tax General Obligation Bonds,
               7.25%, due 9/1/04.............       290,468
     20,000  Town of Freeport, ME, Unlimited
               Tax General Obligation Bonds,
               7.25%, due 9/1/10.............        23,130
     25,000  Westbrook, ME, Unlimited Tax
               General Obligation Bonds,
               6.75%, due 11/15/04...........        28,232
     75,000  Windham, ME, Unlimited Tax
               General Obligation Bonds,
               0.05%, due 6/15/08............        37,368
     20,000  Winslow, ME, Unlimited Tax
               General Obligation Bonds,
               AMBAC insured, 6.90%, due
               10/1/08.......................        22,325
     25,000  Winthrop, ME, Unlimited Tax
               General Obligation Bonds,
               5.10%, due 8/1/04.............        25,228
     25,000  Winthrop, ME, Unlimited Tax
               General Obligation Bonds,
               5.20%, due 8/1/05.............        25,248
     25,000  Winthrop, ME, Unlimited Tax
               General Obligation Bonds,
               5.30%, due 8/1/06.............        25,203
     25,000  Winthrop, ME, Unlimited Tax
               General Obligation Bonds,
               5.40%, due 8/1/07.............        25,128
                                                -----------
                                                  3,555,159
                                                -----------
GENERAL OBLIGATION -- SCHOOL DISTRICTS (0.1%):
     35,000  York, ME, School District,
               Unlimited Tax General
               Obligation Bonds, AMBAC
               insured, 6.40%, due 3/1/03....        38,308
                                                -----------
                                                     38,308
                                                -----------
GENERAL OBLIGATION -- STATES, TERRITORIES (14.3%):
    275,000  Commonwealth of Puerto Rico,
               Unlimited Tax General
               Obligation Bonds, Series 92,
               AMBAC insured, 5.85%, due
               7/1/15........................       276,843
    100,000  Commonwealth of Puerto Rico,
               Unlimited Tax General
               Obligation Public Improvements
               Bonds, Series 92, MBIA
               insured, 6.50%, due 7/1/09,
               Prerefunded (U.S. Government)
               7/1/02 at 101.50..............       112,516
GENERAL OBLIGATION -- STATES, TERRITORIES, CONTINUED:
$   300,000  Commonwealth of Puerto Rico,
               Unlimited Tax General
               Obligation Refunding Revenue
               Bonds, 6.80%, due 7/1/21,
               Prerefunded (U.S. Government)
               7/1/02 at 101.50..............   $   342,549
  1,150,000  Commonwealth of Puerto Rico,
               Unlimited Tax General
               Obligation Bonds, MBIA
               insured, 6.50%, due 7/1/04....     1,294,429
    250,000  Puerto Rico Municipal Finance
               Agency, Unlimited Tax General
               Obligation Bonds, Series 92 A,
               5.80%, due 7/1/04                    260,063
    250,000  Puerto Rico Municipal Finance
               Agency, Unlimited Tax General
               Obligation Bonds, Series 92 A,
               5.875%, due 7/1/05............       259,763
     60,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               10.00%, due 5/15/96...........        62,231
     25,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               10.00%, due 5/15/97...........        27,277
     60,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               10.00%, due 5/15/98...........        68,455
    100,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               6.75%, due 5/15/99............       108,141
    100,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               8.50%, due 3/1/00.............       116,177
    100,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               7.50%, due 12/15/00...........       114,286
     50,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               8.00%, due 5/1/01.............        58,641
    100,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               8.00%, due 5/1/02.............       119,319
     90,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               6.40%, due 7/1/02.............        99,362
    100,000  State of Maine, Unlimited Tax
               General Obligation Bonds,
               6.50%, due 7/1/03.............       111,714
                                                -----------
                                                  3,431,766
                                                -----------
AIRPORT REVENUE (2.6%):
    100,000  City of Bangor, ME, Limited
               Obligation Revenue Bonds,
               Bangor International Airport
               Project, 5.75%, due 10/1/01...       104,217
    150,000  City of Bangor, ME, Limited
               Obligation Revenue Bonds,
               Bangor International Airport
               Project, 6.00%, due 10/1/03...       158,529
    100,000  City of Bangor, ME, Limited
               Obligation Revenue Bonds,
               Bangor International Airport
               Project, 6.10%, due 10/1/04...       106,332

See notes to financial statements.     8                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------

AIRPORT REVENUE, CONTINUED:
$   250,000  City of Bangor, ME, Limited
               Obligation Revenue Bonds,
               Bangor International Airport
               Project, 6.35%, due 10/1/07...   $   262,205
                                                -----------
                                                    631,283
                                                -----------
EDUCATION FACILITIES REVENUE (12.1%):
     40,000  Maine Educational Loan
               Authority, Educational Loan
               Revenue Bonds, Supplemental
               Education Loan Program, Series
               92 A-1, 6.80%, due 12/1/07....        43,387
     85,000  Maine Educational Loan
               Authority, Educational Loan
               Revenue Bonds, Supplemental
               Education Loan Program, Series
               92 A-1, 7.00%, due 12/1/16....        92,034
     50,000  Maine Educational Marketing
               Corporation, Student Loan
               Refunding Revenue Bonds,
               6.90%, due 11/1/03............        54,179
    100,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds, Colby
               College Issue, FGIC insured,
               6.20%, due 7/1/99.............       106,231
  1,058,000  Puerto Rico Public Buildings
               Authority, Guaranteed Public
               Education and Health
               Facilities Refunding Revenue
               Bonds, Series 93 M, FSA
               insured, 5.70%, due 7/1/09....     1,102,013
     60,000  University of Maine System
               Revenue Bonds, 7.20%, due
               9/1/09, Prerefunded (U.S.
               Government) 9/1/99 at 102.....        67,093
    105,000  University of Maine System
               Revenue Bonds, 7.25%, due
               9/1/19, Prerefunded (U.S.
               Government) 9/1/99 at 102.....       117,599
    200,000  University of Maine System
               Revenue Bonds, Series 93 A,
               FSA insured, 5.20%, due
               3/1/08........................       196,582
  1,000,000  University of Puerto Rico
               Revenue Bonds, Series N, MBIA
               insured, 6.25%, due 6/1/04....     1,110,780
                                                -----------
                                                  2,889,898
                                                -----------
HEALTH CARE REVENUE (14.6%):
     10,000  Maine Health & Higher
               Educational Facilities
               Authority Refunding Revenue
               Bonds, Kennebec Valley Medical
               Center, FGIC insured, 7.00%,
               due 7/1/05....................        11,102
HEALTH CARE REVENUE, CONTINUED:
$   145,000  Maine Health & Higher
               Educational Facilities
               Authority Refunding Revenue
               Bonds, Maine Medical Center,
               7.375%, due 10/1/13,
               Prerefunded (U.S. Government)
               10/1/96 at 102................   $   152,696
    185,000  Maine Health & Higher
               Educational Facilities
               Authority Refunding Revenue
               Bonds, Maine Medical Center,
               Escrowed to Maturity in U.S.
               Governments, 6.00%, due
               10/1/13.......................       194,185
    250,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds, Coves
               Edge Nursing Home, 10.00%, due
               8/1/20, Prerefunded (U.S.
               Government) 8/1/00 at 103.....       315,463
    100,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds, FSA
               insured, 6.10%, due 7/1/01....       107,031
    140,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds, Cedar
               Nursing Home, FHA insured,
               7.90%, due 8/1/32, Prerefunded
               (U.S. Government) 2/1/00 at
               102...........................       159,674
     50,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Central Maine Medical Center,
               FGIC insured, 8.00%, due
               7/1/18, Prerefunded (U.S.
               Government) 7/1/98 at 102.....        55,796
     55,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Kennebec Valley Medical
               Center, FGIC insured, 7.00%,
               due 7/1/15....................        59,906
    150,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Portland Alliance for Mentally
               Ill, Maine Coast Regional
               Health Center and Thomas
               College, FSA insured, 6.10%,
               due 7/1/03....................       160,785
    475,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds, Saint
               Mary's General Hospital,
               8.50%, due 7/1/09, Prerefunded
               (U.S. Government) 7/1/99 at
               102...........................       537,538
    100,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Series 92 B, FSA insured,
               5.875%, due 7/1/06............       104,833


See notes to financial statements.     9                       FORUM FUNDS, INC.

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------

HEALTH CARE REVENUE, CONTINUED:
$   500,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Series 93 A, FSA insured,
               5.60%, due 7/1/07.............   $   510,120
    450,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Series 93 B, FSA insured,
               5.55%, due 7/1/08.............       452,988
    155,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Series 93 D, FSA insured,
               5.20%, due 7/1/06.............       154,986
    500,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Series 93 D, FSA insured,
               5.30%, due 7/1/07.............       498,225
     25,000  Maine Health & Higher
               Educational Facilities
               Authority Revenue Bonds,
               Southern Maine Medical Center,
               AMBAC insured, 7.20%, due
               5/1/06........................        27,846
                                                -----------
                                                  3,503,174
                                                -----------
HOUSING REVENUE (6.8%):
    240,000  Maine Finance Authority Multi-
               Family Revenue Bonds, Back Bay
               Tower Project, Satora Bank
               LOC, 4.50% due 9/1/18,
               Optional Put 9/1/96 at 100....       240,062
     30,000  Maine State Housing Authority
               Refunding Revenue Bonds,
               Series 91 A, FSA insured,
               7.40%, due 11/15/22...........        31,978
     30,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 86 B, MGIC
               Private Mortgage Pools, 7.50%,
               due 11/15/16..................        31,129
     10,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 87 A-1,
               FHA/VA/Private Mortgage Pools,
               8.10%, due 11/15/07...........        10,570
     25,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 87 A-2,
               FHA/VA Mortgage Pools, 8.10%,
               due 11/15/08..................        26,794
     25,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 87 B,
               FHA/VA/Private Mortgage Pools,
               7.60%, due 11/15/99...........        26,619
     15,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 88 B,
               FHA/VA/Private Mortgage Pools,
               8.00%, due 11/15/15...........        16,136
HOUSING REVENUE, CONTINUED:
$   100,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 88 C, 8.20%,
               due 11/15/08..................   $   107,071
     40,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 88 D-5,
               7.45%, due 11/15/11...........        42,652
    200,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 88 D-6,
               7.25%, due 11/15/19...........       210,750
     20,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 89 A-1,
               7.625%, due 11/15/24..........        21,007
     30,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 89 A-2,
               7.30%, due 11/15/16...........        31,649
    110,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 90 A-5,
               Remarketed 5/13/93, 6.20%, due
               11/15/16......................       110,543
    300,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 94 A-2,
               5.20%, due 11/15/08...........       285,448
    250,000  Maine State Housing Authority
               Revenue Bonds, Mortgage
               Purchase, Series 94 C-1,
               6.20%, due 11/15/07...........       258,670
     50,000  Maine State Housing Authority
               Revenue Bonds, Single Family
               Mortgage Refunding Revenue
               Bonds, Series 91-1, 6.90%, due
               11/1/07.......................        52,880
     55,000  Maine State Housing Authority
               Revenue Bonds, Single Family
               Mortgage Refunding Revenue
               Bonds, Series 91-1, 7.15%, due
               11/1/21.......................        58,132
     50,000  Virgin Islands Housing Finance
               Authority, Single Family
               Refunding Revenue Bonds, GNMA
               Mortgage-Backed, 6.00%, due
               3/1/07........................        50,866
                                                -----------
                                                  1,612,956
                                                -----------
INDUSTRIAL DEVELOPMENT REVENUE (3.6%):
    800,000  Puerto Rico Industrial, Medical
               & Environmental Revenue Bonds,
               Motorola, Inc. Project, Series
               83 A, 6.75%, due 1/1/14.......       872,896
                                                -----------
                                                    872,896
                                                -----------

See notes to financial statements.     10                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------

POLLUTION CONTROL REVENUE (4.2%):
$   530,000  East Millinocket, ME, Pollution
               Control Revenue Bonds, Great
               Northern Nekoosa Corporation
               Project, Escrowed to Maturity
               in U.S. Governments, 6.70%,
               due 6/1/04....................   $   526,159
    500,000  Jay, ME, Solid Waste Disposal
               Revenue Bonds, International
               Paper Company Project, Series
               B, 6.00%, due 12/1/17.........       486,810
                                                -----------
                                                  1,012,969
                                                -----------
RESOURCE RECOVERY REVENUE (3.4%):
    500,000  Regional Waste Systems, Inc.,
               ME, Revenue Bonds, Series A-C,
               7.30%, due 7/1/98.............       534,380
    240,000  Regional Waste Systems, Inc.,
               ME, Revenue Bonds, Series A-C,
               7.95%, due 7/1/10.............       265,978
     25,000  Regional Waste Systems, Inc.,
               ME, Revenue Bonds, Series D-F,
               7.60%, due 7/1/00.............        26,871
                                                -----------
                                                    827,229
                                                -----------
TRANSPORTATION REVENUE (2.4%):
     65,000  Commonwealth of Puerto Rico
               Highway & Transportation
               Authority Refunding Revenue
               Bonds, Series 92 U, 5.875%,
               due 7/1/99....................        68,188
    500,000  Commonwealth of Puerto Rico
               Highway & Transportation
               Authority Refunding Revenue
               Bonds, Series 93 X, 5.00%, due
               7/1/02........................       505,385
                                                -----------
                                                    573,573
                                                -----------
UTILITIES REVENUE (2.1%):
     40,000  Kennebec, ME, Water District
               Revenue Bonds, 7.00%, due
               12/1/02, Prerefunded (U.S.
               Government) 12/1/01 at 101.50         45,720
    165,000  Kennebec, ME, Water District
               Revenue Bonds, 7.00%, due
               12/1/14, Prerefunded (U.S.
               Government) 12/1/01 at 101.50        188,593
    250,000  Puerto Rico Telephone Authority
               Refunding Revenue Bonds,
               Series 93 M, 5.40%, due
               1/1/08........................       251,605
     25,000  Wells Sanitation District, ME,
               Sewer Revenue Bonds, 6.75%,
               due 3/1/00....................        27,003
                                                -----------
                                                    512,921
                                                -----------
OTHER REVENUE (11.1%):
$   500,000  Guam Government Limited
               Obligation Revenue Bonds,
               Series 89 A, Fuji Bank LOC,
               7.00%, due 11/15/04...........   $   531,300
     10,000  Maine Court Facilities Authority
               Lease Rental Revenue Bonds,
               7.15%, due 8/1/07, Prerefunded
               (U.S. Government) 8/1/00 at
               102...........................        11,320
    100,000  Topsham, ME, Revenue Bonds,
               Frank Goodwin Project, Series
               89 A, CIC insured, 7.20%, due
               9/1/05, Mandatory Put 9/1/96
               at 100........................       102,994
    750,000  Virgin Islands Public Finance
               Authority Revenue Bonds,
               Matching Federal Loan Notes,
               Series A, 6.90%, due 10/1/01..       798,158
  1,000,000  Virgin Islands Public Finance
               Authority Refunding Revenue
               Bonds, Escrowed to Maturity in
               U.S. Governments, Series 89 A,
               7.30%, due 10/1/18............     1,222,820
                                                -----------
                                                  2,666,592
                                                -----------
Total Municipals
  (cost $23,283,988)                             23,844,093
                                                -----------
BOND ANTICIPATION NOTES (0.0%):
     10,000  Bangor, ME, Unlimited Tax
               General Obligation Bonds,
               10.00%, due 6/1/97............        10,935
                                                -----------
Total Bond Anticipation Notes
  (cost $10,880)                                     10,935
                                                -----------
SHORT-TERM HOLDINGS (0.8%):
    104,848  1784 Tax Free Money Market
               Fund..........................       104,848
     77,446  Fidelity Tax Exempt Money Market
               Fund..........................        77,446
                                                -----------
Total Short-Term Holdings
  (cost $182,294)                                   182,294
                                                -----------
Total Investments (100.0%)
  (cost $23,477,162)                            $24,037,322
                                                -----------
                                                -----------

See notes to financial statements.     11                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

  FACE                  SECURITY
 AMOUNT               DESCRIPTION                  VALUE
---------  ----------------------------------   -----------

MUNICIPAL BONDS (96.3%):
GENERAL OBLIGATION -- BOND BANK (12.6%):
$  25,000  New Hampshire Municipal Bond Bank,
             Series 89 B, 6.70%, due 7/15/04,
             Prerefunded (U.S. Government)
             7/15/99 at 102...................   $   27,457
   25,000  New Hampshire Municipal Bond Bank,
             Series 90 A, 6.90%, due
             1/15/05..........................       27,370
   20,000  New Hampshire Municipal Bond Bank,
             Series 90 D, 6.90%, due
             7/15/03..........................       22,196
   25,000  New Hampshire Municipal Bond Bank
             Revenue Bonds, Series 91 E,
             6.90%, due 8/15/06...............       27,523
   50,000  New Hampshire Municipal Bond Bank
             Refunding Bonds, Series 92 H,
             6.35%, due 7/15/06...............       54,106
  175,000  New Hampshire Municipal Bond Bank
             Refunding Bonds, Series 92 H,
             6.50%, due 7/15/08...............      187,830
  100,000  New Hampshire Municipal Bond Bank
             Refunding Bonds, Series 93 E,
             5.20%, due 8/15/08...............       97,251
   85,000  New Hampshire Municipal Bond Bank,
             Series 94 C, State Guaranteed,
             5.80%, due 8/15/08...............       88,188
  150,000  New Hampshire Municipal Bond Bank,
             Series 94 E, State Guaranteed
             5.25%, due 8/15/01...............      155,903
                                                 ----------
                                                    687,824
                                                 ----------
GENERAL OBLIGATION -- POLITICAL SUBDIVISIONS (19.3%):
   35,000  Bedford, NH, Unlimited Tax General
             Obligation Bonds, 6.70%, due
             8/1/12...........................       37,057
  100,000  Concord, NH, General Obligation
             Refunding Bonds, MBIA insured,
             5.00%, due 1/15/09...............       95,866
   25,000  Concord, NH, General Obligation
             Bonds, Series 88, 7.00%, due
             5/15/04 Prerefunded (U.S.
             Government) 5/15/98 at 102.......       27,178
   25,000  Exeter, NH, Unlimited Tax General
             Obligation Bonds, 5.30%, due
             6/15/08..........................       25,228
   50,000  Exeter, NH, Unlimited Tax General
             Obligation Bonds, Series 88,
             5.10%, due 6/15/05...............       51,111
   50,000  Franklin, NH, General Obligation
             Bonds, MBIA insured, 5.20%, due
             10/1/07..........................       50,271
   45,000  Manchester, NH, Public Improvement
             Bonds, 7.10%, due 9/1/00,
             Prerefunded (U.S. Government)
             9/1/97 at 102....................       48,301
   40,000  Manchester, NH, Public Improvement
             Bonds, 7.50%, due 9/1/04,
             Prerefunded (U.S. Government)
             9/1/97 at 102....................       43,227
GENERAL OBLIGATION -- POLITICAL SUBDIVISIONS, CONTINUED:
$ 250,000  Manchester, NH, Unlimited Tax
             General Obligation Bonds, Series
             93 A, 5.30%, due 7/1/07..........   $  251,303
   15,000  Nashua, NH, Unlimited Tax General
             Obligation Bonds, 6.80%, due
             7/1/09...........................       16,293
  100,000  Nashua, NH, Unlimited Tax General
             Obligation Bonds, AMBAC insured,
             5.35%, due 7/15/06...............      102,047
  250,000  New Hampshire State Capital
             Improvement General Obligation
             Bonds, Series 91 B, 6.50%, due
             11/1/11, Prerefunded (U.S.
             Government) 11/1/01 at 102.......      279,321
   30,000  Salem, NH, Unlimited Tax General
             Obligation Bonds, MBIA insured,
             6.45%, due 3/1/04................       32,688
                                                 ----------
                                                  1,059,891
                                                 ----------
GENERAL OBLIGATION -- SCHOOL DISTRICTS (7.3%):
   90,000  Farmington, NH, School District,
             General Obligation Bonds, AMBAC
             insured, 5.55%, due 2/15/02......       94,319
  100,000  Goffstown, NH, General Obligation
             Bonds, AMBAC insured, 5.25%, due
             8/15/11..........................       95,332
   20,000  Hudson, NH, General Obligation
             Bonds, School Lot B, 7.30%, due
             12/15/08.........................       23,700
   25,000  Hudson, NH, School District School
             Improvement Bonds, Lot B, 7.30%,
             due 12/15/06.....................       29,673
   50,000  Oyster River, NH, Cooperative
             School District State Guaranteed
             General Obligation Bonds, Lot A,
             5.75%, due 6/15/07...............       52,652
  100,000  Oyster River, NH, Cooperative
             School District State Guaranteed
             General Obligation Bonds, Lot A,
             5.85%, due 6/15/08...............      105,110
                                                 ----------
                                                    400,786
                                                 ----------
GENERAL OBLIGATION -- STATES, TERRITORIES (3.8%):
  100,000  Nashua, NH, Unlimited Tax General
             Obligation Public Improvement
             Bonds, 6.80%, due 7/1/07.........      109,873
  100,000  New Hampshire State Unlimited Tax
             General Obligation Refunding
             Bonds, 5.25%, due 7/15/11........       96,353
                                                 ----------
                                                    206,226
                                                 ----------
EDUCATION FACILITIES REVENUE (11.4%):
   15,000  Mascenic, NH, Regional School
             District #1, Lot C, AMBAC
             insured, 7.20%, due 12/15/07.....       17,835
  255,000  New Hampshire Higher Education &
             Health Facilities Authority
             (Franklin Pierce College Revenue
             Bonds), Series 94, 5.50%, due
             10/1/04..........................      244,004

See notes to financial statements.     12                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

  FACE                  SECURITY
 AMOUNT               DESCRIPTION                  VALUE
---------  ----------------------------------   -----------
EDUCATION FACILITIES REVENUE, CONTINUED:
$ 125,000  New Hampshire Higher Education &
             Health Facilities Authority
             (Rivier College Revenue Bonds),
             6.90%, due 1/1/13...............   $   128,158
   30,000  New Hampshire Higher Education &
             University System of New
             Hampshire Revenue Bonds, MBIA
             insured, Series 92, 6%, due
             7/1/07..........................        31,432
   92,000  Puerto Rico Public Buildings
             Authority, Guaranteed Public
             Education and Health Facilities
             Refunding Revenue Bonds, FSA
             insured, Series 93 M, 5.70%, due
             7/1/09..........................        95,827
  100,000  University of Puerto Rico Revenue
             Bonds, Series L, 7.75%, due
             6/1/07, Prerefunded (U.S.
             Government) 6/1/96 at 102.......       104,517
                                                -----------
                                                    621,773
                                                -----------
HEALTH CARE REVENUE (.9%):
   50,000  New Hampshire Higher Education &
             Health Facilities Authority,
             (Nashua Memorial Hospital
             Revenue Bonds), 5.50%, due
             10/1/02.........................        50,725
                                                -----------
HOUSING REVENUE (6.2%):
  100,000  New Hampshire State Housing
             Finance Authority, Single Family
             Residential Revenue Bonds,
             Series 92 A, 5.25%, due
             1/1/07..........................        98,738
  100,000  Puerto Rico Housing Bank & Finance
             Agency Special Obligation
             Revenue Bonds, Series 92 H, FSA
             insured, 5.95%, due 10/1/01.....       107,122
  130,000  Virgin Islands Housing Finance
             Authority, Single Family Revenue
             Refunding Bonds, GNMA
             Mortgage-Backed, 6.00%, due
             3/1/07..........................       132,251
                                                -----------
                                                    338,111
                                                -----------
RESOURCE RECOVERY REVENUE (1.5%):
   75,000  Guam Government Water System
             Revenue Bonds, CGIC insured,
             6.85%, due 7/1/99...............        81,020
                                                -----------
TRANSPORTATION REVENUE (12.7%):
   25,000  Guam Government Limited Obligation
             Highway Revenue Bonds, Series 92
             A, CGIC insured, 5.60%, due
             5/1/00..........................        26,138
TRANSPORTATION REVENUE, CONTINUED:
$ 550,000  New Hampshire State Turnpike
             System Refunding Revenue Bonds,
             Series 91 A, FGIC insured,
             7.00%, due 11/1/06..............   $   640,689
   25,000  New Hampshire State Turnpike
             System Refunding Revenue Bonds,
             Series 91 A, FGIC insured,
             6.75%, due 11/1/11..............        27,642
                                                -----------
                                                    694,469
                                                -----------
OTHER REVENUE (20.6%):
   85,000  Puerto Rico Public Buildings
             Authority, Commonwealth
             Guaranteed Public Education and
             Health Facilities Refunding
             Revenue Bonds, Series 93 M,
             5.10%, due 7/1/01...............        86,647
  520,000  Virgin Islands Public Finance
             Authority Revenue Bonds,
             Government Development Program,
             Series A, 7.00%, due 10/1/04....       560,456
  250,000  Virgin Islands Public Finance
             Authority Revenue Bonds, Series
             A, 6.90%, due 10/1/01...........       266,053
  160,000  Virgin Islands Public Finance
             Authority Revenue Bonds, Series
             89 A, 7.30%, due 10/1/18,
             Prerefunded (U.S. Government)
             10/1/00 at 101..................       182,122
   30,000  Virgin Islands Public Finance
             Authority Revenue Bonds, Series
             89 B, 7.25%, due 10/1/07,
             Prerefunded (U.S. Government)
             10/1/00 at 101..................        34,205
                                                -----------
                                                  1,129,483
                                                -----------
Total Municipal Bonds
  (cost $5,183,400)                               5,270,308
                                                -----------
SHORT-TERM HOLDINGS (3.7%):
  200,000  New Hampshire Health & Higher
             Education Facilities Authority
             Revenue Municipal Demand Notes,
             FGIC insured, 4.40% variable
             rate, due 7/1/21................       200,000
                                                -----------
Total Short Term Holdings
  (cost $200,000)                                   200,000
                                                -----------
Total Investments (100.0%)
  (cost $5,383,400)                              $5,470,308
                                                -----------
                                                -----------

See notes to financial statements.     13                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
DAILY ASSETS TREASURY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

    FACE                 SECURITY
   AMOUNT               DESCRIPTION                VALUE
------------  -------------------------------   -----------

U.S. TREASURY BILLS (61.5%):
$  5,000,000  5.920% yield, due 10/19/95.....   $ 4,986,022
   4,500,000  6.000% yield, due 11/2/95......     4,478,335
  14,000,000  5.304% yield, due 11/9/95......    13,922,988
                                                -----------
Total U.S. Treasury Bills                        23,387,345
                                                -----------
GOVERNMENT AGENCY NOTES (30.3%):
   1,000,000  Student Loan Marketing
                Association, 5.44% variable
                rate, due 11/9/95............     1,000,000
   6,000,000  Student Loan Marketing
                Association, 5.51% variable
                rate, due 12/14/95...........     6,000,000
   1,000,000  Student Loan Marketing
                Association, 5.49% variable
                rate, due 1/11/96............     1,000,000
   1,000,000  Student Loan Marketing
                Association, 5.46% variable
                rate, due 2/8/96.............     1,000,000
GOVERNMENT AGENCY NOTES, CONTINUED:

$  2,500,000  Student Loan Marketing
                Association, 5.44% variable
                rate, due 7/19/96............   $ 2,500,951
                                                -----------
Total Government Agency Notes                    11,500,951
                                                -----------
OTHER (8.2%):
   1,810,526  Dreyfus Treasury Prime Cash
                Management Fund Class-A
                Shares.......................     1,810,526
   1,306,511  Merrill Lynch Institutional
                Treasury Fund................     1,306,511
                                                -----------
Total Other                                       3,117,037
                                                -----------
Total Investments (100.0%)...................   $38,005,333
                                                -----------
                                                -----------

See notes to financial statements.     14                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                         SECURITY
  SHARES               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------
COMMON STOCKS (60.5%)
CHEMICALS & ALLIED PRODUCTS (7.6%):
      5,090  Bristol-Myers Squibb Company....   $   370,933
     10,000  Dexter Corporation..............       255,000
     10,700  Praxair, Inc....................       286,225
      5,750  Schering-Plough Corporation.....       296,125
                                                -----------
                                                  1,208,283
                                                -----------
COMMUNICATIONS (2.5%):
      6,000  AT&T Corporation................       394,500
                                                -----------
DOMESTIC DEPOSITORY INSTITUTIONS (2.0%):
      3,125  First Interstate Bancorp........       314,843
                                                -----------
ELECTRIC, GAS, & SANITARY SERVICES (3.1%):
      8,200  CINergy Corporation.............       228,575
     12,300  Energen Corporation.............       267,525
                                                -----------
                                                    496,100
                                                -----------
ELECTRONIC & ELECTRICAL EQUIPMENT EXCEPT COMPUTER EQUIPMENT
(4.6%):
      3,500  General Electric Company........       223,125
      5,045  Harris Corporation..............       276,844
      1,940  ITT Corporation.................       240,560
                                                -----------
                                                    740,529
                                                -----------
ENERGY (1.6%):
      7,600  Public Service Company of
               Colorado......................       260,300
                                                -----------
FEDERAL AGENCIES & INSTRUMENTALITIES (1.9%):
      2,985  Federal National Mortgage
               Association...................       308,947
                                                -----------
FOOD & KINDRED PRODUCTS (3.6%):
      5,600  PepsiCo, Inc....................       285,600
     13,900  Whitman Corporation.............       286,687
                                                -----------
                                                    572,287
                                                -----------
HEALTH SERVICES (2.9%):
      9,700  Caremark International, Inc.....       208,550
     13,000  Humana, Inc.*...................       261,625
                                                -----------
                                                    470,175
                                                -----------
HOLDING & OTHER INVESTMENT OFFICES (3.6%):
     12,500  New Plan Realty Trust...........       276,562
     15,500  Security Capital Pacific
               Trust.........................       294,500
                                                -----------
                                                    571,062
                                                -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
(4.0%):
     10,995  Briggs & Stratton Corporation...       442,548
      4,500  York International
               Corporation...................       189,562
                                                -----------
                                                    632,110
                                                -----------
MISCELLANEOUS RETAIL (1.5%):
      9,000  Toys 'R' Us, Inc.*..............       243,000
                                                -----------
OFFICE EQUIPMENT (2.0%):
     15,300  American Business Products,
               Inc...........................       315,562
                                                -----------
OIL & GAS EXTRACTION (1.9%):
      9,500  Questar Corporation.............       305,187
                                                -----------
PAPER & ALLIED PRODUCTS (2.0%):
      4,700  Willamette Industries...........   $   313,725
                                                -----------
PETROLEUM REFINING & RELATED INDUSTRIES (3.8%):
      3,775  Exxon Corporation...............       272,744
      5,100  Texaco, Inc.....................       329,589
                                                -----------
                                                    602,333
                                                -----------
TOBACCO (2.5%):
      9,600  American Brands, Inc............       405,600
                                                -----------
TRANSPORTATION EQUIPMENT (8.1%):
      7,100  Chrysler Corporation............       376,300
      5,900  Lockheed Martin Corporation.....       396,040
      3,000  Northrop Grumman Corporation....       182,625
      4,960  Textron, Inc....................       338,520
                                                -----------
                                                  1,293,485
                                                -----------
TRANSPORTATION SERVICES (1.3%):
      7,830  Pittston Services Group.........       212,390
                                                -----------
Total Common Stocks
  (cost $7,988,947)                               9,660,418
                                                -----------

FACE AMOUNT
-----------
CORPORATE BONDS & NOTES (8.8%):
$    50,000  Allstate Corporation, 5.875%,
               due 6/15/98...................        49,440
    100,000  Avco Financial Services, 5.875%,
               due 10/15/97..................        99,377
     45,000  Avco Financial Services, 5.50%,
               due 5/1/98....................        44,222
    150,000  Bear Stearns Companies, Inc.,
               6.625%, due 1/15/04...........       146,022
     50,000  Comerica Bank, Detroit, 5.95%,
               due 9/15/97...................        49,807
     10,000  Florida Power & Light Company,
               5.00%, due 12/1/95............         9,986
     50,000  Ford Motor Credit Corporation,
               7.125%, due 12/1/97...........        50,900
    100,000  GTE South, Inc., 6.25%, due
               11/15/97......................        99,753
    100,000  Household Finance Corporation,
               7.625%, due 6/15/99...........       103,988
     65,000  PepsiCo, Inc., 6.25%, due
               9/1/99........................        64,910
    200,000  Sears Roebuck Acceptance
               Corporation, 6.75%, due
               9/15/05.......................       198,844
    100,000  Southwestern Bell Capital
               Corporation, 6.05%, due
               2/9/98........................        99,775
     25,000  Virginia Electric & Power
               Company, 6.25%, due 8/1/98....        24,951
    100,000  Wachovia Corporation, 7.00%, due
               12/15/99......................       102,420
     50,000  Wal-Mart Stores, Inc., 5.25%,
               due 3/1/98....................        49,273
     50,000  Wisconsin Natural Gas Company,
               6.625%, due 1/15/97...........        50,265
     50,000  WMX Technologies, Inc., 4.875%,
               due 6/15/96...................        49,620

*Non-income producing security.
See notes to financial statements.     15                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

   FACE                  SECURITY
  AMOUNT               DESCRIPTION                 VALUE
-----------  --------------------------------   -----------

CORPORATE BONDS & NOTES, CONTINUED:
$   100,000  WMX Technologies, Inc., 8.25%,
               due 11/15/99..................   $   106,477
                                                -----------
Total Corporate Bonds & Notes
  (cost $1,403,643)                               1,400,030
                                                -----------
GOVERNMENT AGENCY NOTES (15.0%):

    200,000  Federal Home Loan Bank, 8.93%,
               due 1/18/02...................       201,871

    300,000  Federal Home Loan Mortgage
               Corporation, 6.41%, due
               12/29/03......................       291,561
    400,000  Federal Home Loan Mortgage
               Corporation, 6.89%, due
               10/3/05.......................       396,024

    100,000  Federal National Mortgage
               Association, 7.70%, due
               9/10/96.......................       101,607

    100,000  Federal National Mortgage
               Association, 9.55%, due
               11/10/97......................       107,237

    200,000  Federal National Mortgage
               Association, 6.81%, due
               4/23/99.......................       201,994
    600,000  Federal National Mortgage
               Association, 6.54%, due
               9/8/00........................       603,937

    100,000  Federal National Mortgage
               Association, 6.375%, due
               4/29/03.......................        95,488
    400,000  Student Loan Marketing
               Association, 7.41%, due
               3/13/98.......................       403,547
                                                -----------

Total Government Agency Notes
  (cost $1,980,907)..........................     2,403,266
                                                -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.4%):
    200,000  Federal Home Loan Mortgage
               Corporation, Series 1678 C,
               6.00%, due 8/15/08............       189,178
COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
$   200,000  Federal Home Loan Mortgage
               Corporation, Series 1626 F,
               5.994%, due 12/15/08..........   $   190,472
                                                -----------
Total Collateralized Mortgage Obligations
  (cost $788,899)                                   379,650
                                                -----------
MORTGAGE BACKED SECURITIES (1.3%):
    209,457  Federal Home Loan Mortgage
               Corporation, Adjustable Rate
               Mortgage Pool 390043, 6.375%
               variable rate, due 5/1/18.....       208,278
                                                -----------
Total Mortgage Backed Securities
  (cost $214,693)                                   208,278
                                                -----------
U.S. TREASURY NOTES (10.2%):
    100,000  4.25%, due 5/15/96..............        99,094
    400,000  6.50%, due 4/30/97..............       404,374
    400,000  7.875%, due 1/15/98.............       417,000
    125,000  9.125%, due 5/15/99.............       137,656
    275,000  6.75%, due 6/30/99..............       281,960
    275,000  7.25%, due 5/15/04..............       293,734
                                                -----------
Total U.S. Treasury Notes
  (cost $1,602,359)                               1,633,818
                                                -----------
U.S. TREASURY BILLS (0.6%):
    100,000  5.887% yield, due 2/8/96........        98,094
                                                -----------
Total U.S. Treasury Bills
  (cost $97,986)                                     98,094
                                                -----------
SHORT TERM HOLDINGS (1.2%):
    183,847  1784 U.S. Treasury Money Market
               Fund..........................       183,847
      3,001  Dreyfus Government Cash
               Management Fund...............         3,001
                                                -----------
Total Short-Term Holdings
  (cost $186,848)............................       186,848
                                                -----------
Total Investments (100.0%)
  (cost $14,264,282)                            $15,970,402
                                                -----------
                                                -----------

See notes to financial statements.     16                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                        SECURITY
 SHARES                DESCRIPTION                 VALUE
---------  -----------------------------------   ----------
COMMON STOCK (89.6%)
BUILDING CONSTRUCTION - GENERAL
  CONTRACTORS (1.9%):
   10,000  Southdown, Inc.*...................   $  176,250
                                                 ----------
CHEMICALS & ALLIED PRODUCTS (9.1%):
    3,000  Bristol-Myers Squibb Company.......      218,625
    6,000  Dexter Corporation.................      153,000
    7,500  Praxair, Inc.......................      200,625
    5,000  Schering-Plough Corporation........      257,500
                                                 ----------
                                                    829,750
                                                 ----------
COMMUNICATIONS (2.4%):
    3,500  Telecom Corporation of New Zealand,
             Ltd..............................      216,125
                                                 ----------
DOMESTIC DEPOSITORY INSTITUTIONS (4.6%):
    2,000  First Interstate Bancorp...........      201,500
    1,500  First Virginia Banks, Inc..........       61,875
    5,000  JSB Financial, Inc.................      156,875
                                                 ----------
                                                    420,250
                                                 ----------
ELECTRIC, GAS, & SANITARY SERVICES (7.7%):
    5,000  Browning-Ferris Industries.........      151,875
   10,000  CINergy Corporation................      278,750
    3,200  Questar Corporation................      102,800
    5,000  Public Service Company of
             Colorado.........................      171,250
                                                 ----------
                                                    704,675
                                                 ----------
ELECTRONIC & ELECTRICAL EQUIPMENT, EXCEPT
  COMPUTER EQUIPMENT (10.9%):
    4,000  Avnet, Inc.........................      206,500
    4,000  General Electric Company...........      255,000
    4,500  Harris Corporation.................      246,937
    1,400  ITT Corporation....................      173,600
    2,000  Whirlpool Corporation..............      115,500
                                                 ----------
                                                    997,537
                                                 ----------
FEDERAL AGENCIES & INSTRUMENTALITIES (2.9%):
    2,550  Federal National Mortgage
             Association......................      263,925
                                                 ----------
FOOD & KINDRED PRODUCTS (9.0%):
    2,800  CPC International, Inc.............      184,800
    5,000  PepsiCo, Inc.......................      255,000
    5,000  Universal Foods Corporation........      174,375
   10,000  Whitman Corporation................      206,250
                                                 ----------
                                                    820,425
                                                 ----------
FOOD STORES (1.9%):
    6,000  American Stores Company............      170,250
                                                 ----------

GENERAL MERCHANDISE (1.8%):
    2,150  Dayton Hudson Corporation..........   $  163,131
                                                 ----------
HEALTH SERVICES (3.6%):
    7,650  Caremark International, Inc........      164,475
    8,000  Humana, Inc.*......................      161,000
                                                 ----------
                                                    325,475
                                                 ----------
HOLDING & OTHER INVESTMENT OFFICES (1.0%):
    4,500  Resource Mortgage Capital, Inc.....       91,125
                                                 ----------
INDUSTRIAL & COMMERCIAL MACHINERY &
  COMPUTER EQUIPMENT (3.8%):
    5,000  Briggs & Stratton Corporation......      201,250
    3,500  York International Corporation.....      147,438
                                                 ----------
                                                    348,688
                                                 ----------
INSURANCE CARRIERS (0.9%):
    1,800  Unitrin, Inc.......................       84,600
                                                 ----------
LUMBER & WOOD PRODUCTS, EXCEPT
  FURNITURE (0.1%):
      250  Rayonier, Inc......................        9,781
                                                 ----------
MISCELLANEOUS RETAIL (3.0%):
   10,000  Toys 'R' Us, Inc.*.................      270,000
                                                 ----------
PAPER & ALLIED PRODUCTS (4.1%):
    3,500  Boise Cascade Corporation..........      141,312
    3,500  Willamette Industries..............      233,625
                                                 ----------
                                                    374,937
                                                 ----------
PETROLEUM REFINING & RELATED
  INDUSTRIES (4.9%):
    2,500  Mobil Corporation..................      249,063
    3,000  Texaco, Inc........................      193,875
                                                 ----------
                                                    442,938
                                                 ----------
PRINTING, PUBLISHING, & ALLIED
  INDUSTRIES (0.4%):
    1,600  American Business Products, Inc....       33,000
                                                 ----------
RUBBER & MISCELLANEOUS PLASTICS
  PRODUCTS (2.8%):
    5,000  Premark International, Inc.........      254,375
                                                 ----------
TELECOMMUNICATIONS (2.5%):
    3,500  AT&T Corporation...................      230,125
                                                 ----------
TOBACCO PRODUCTS (1.9%):
    4,000  American Brands, Inc...............      169,000
                                                 ----------
TRANSPORTATION EQUIPMENT (6.5%):
    4,250  Chrysler Corporation...............      225,250
    3,000  Lockheed Martin Corporation........      201,375
    2,400  Textron, Inc.......................      163,800
                                                 ----------
                                                    590,425
                                                 ----------

*Non-income producing security.
See notes to financial statements.     17                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                        SECURITY
 SHARES                DESCRIPTION                 VALUE
---------  -----------------------------------   ----------
TRANSPORTATION SERVICES (1.9%):
    6,300  Pittston Services Group............   $  170,888
                                                 ----------
Total Common Stock
  (cost $6,576,050)                               8,157,675
                                                 ----------
TREASURY BILLS (1.1%):
  100,000  5.209% yield, due 10/12/95.........       99,858
                                                 ----------
Total Treasury Bills
  (cost $99,858)                                     99,858
                                                 ----------

SHORT TERM HOLDINGS (9.3%):
$ 431,392  1784 U.S. Treasury Money Market
             Fund.............................   $  431,392
  420,050  Dreyfus Government Cash Management
             Fund.............................      420,050
                                                 ----------
Total Short Term Holdings
  (cost $851,442)                                   851,442
                                                 ----------
Total Investments (100%)
  (cost $7,527,350)                              $9,108,975
                                                 ----------
                                                 ----------

See notes to financial statements.     18                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                      MAINE         NEW          DAILY
                                        INVESTORS      TAXSAVER     MUNICIPAL    HAMPSHIRE      ASSETS        PAYSON        PAYSON
                                          BOND           BOND         BOND          BOND       TREASURY      BALANCED       VALUE
                                          FUND           FUND         FUND          FUND         FUND          FUND          FUND
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------

ASSETS:
   Investments, at value.............. $26,954,453   $ 17,278,079  $24,037,322   $5,470,308   $38,005,333   $15,970,402   $9,108,975
   Interest, dividends and other
     receivables......................     387,556        332,750      481,657      205,922       185,677       111,170       22,419
   Receivable for securities sold.....         153         15,844    1,407,182      140,000            --       392,317           --
   Receivable for shares issued.......          --             --       15,403       48,915            --            --           --
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
Total assets..........................  27,342,162     17,626,673   25,941,564    5,865,145    38,191,010    16,473,889    9,131,394
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
LIABILITIES:
   Dividends payable..................     170,839         80,701      104,762       22,211       160,965       133,787       30,766
   Accrued fees and other expenses....      16,458          9,184       14,137        3,392        29,460        25,083       14,129
   Payable for securities purchased...          --             --           --       97,153            --       396,024      345,400
   Payable for shares redeemed........          --             --       41,638           --            --            --           --
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
Total liabilities.....................     187,297         89,885      160,537      122,756       190,425       554,894      390,295
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
NET ASSETS............................ $27,154,865   $ 17,536,788  $25,781,027   $5,742,389   $38,000,585   $15,918,995   $8,741,099
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
COMPONENTS OF NET ASSETS:
   Capital paid in.................... $27,189,314   $ 16,927,435  $25,303,864   $5,690,348   $37,980,607   $13,873,479   $7,097,236
   Undistributed net investment
     income...........................       7,262            285          421           94           520         7,115        3,245
   Unrealized appreciation
     (depreciation)...................     (53,143)       647,251      560,160       86,908            --     1,706,120    1,581,625
   Accumulated net realized gains
     (losses).........................      11,432       (38,183)      (83,418)     (34,961)       19,458       332,281       58,993
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
NET ASSETS............................ $27,154,865   $ 17,536,788  $25,781,027   $5,742,389   $38,000,585   $15,918,995   $8,741,099
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
SHARES OUTSTANDING....................   2,680,506      1,660,025    2,399,654      554,400    37,980,607     1,215,297      615,318
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
NET ASSET VALUE PER SHARE............. $     10.13   $      10.56  $     10.74   $    10.36   $      1.00   $     13.10   $    14.21
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------
                                       -----------   ------------  -----------   ----------   -----------   -----------   ----------

a) Cost of Investments................ $27,007,596   $ 16,630,828  $23,477,162   $5,383,400   $38,005,333   $14,264,282   $7,527,350

See notes to financial statements.     19                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                           MAINE         NEW        DAILY
                                                 INVESTORS    TAXSAVER   MUNICIPAL    HAMPSHIRE     ASSETS       PAYSON      PAYSON
                                                    BOND        BOND        BOND        BOND       TREASURY     BALANCED     VALUE
                                                    FUND        FUND        FUND        FUND         FUND         FUND        FUND
                                                 ----------   --------   ----------   ---------   ----------   ----------   --------

INVESTMENT INCOME:
   Interest income............................. $1,080,831   $507,915    $ 694,837    $146,959    $1,049,617   $ 210,919   $ 19,724
   Dividend income.............................         --         --           --          --           --      136,696    103,970
                                                ----------   --------   ----------   ---------   ----------   ----------   --------
   Total investment income.....................  1,080,831    507,915      694,837     146,959    1,049,617      347,615    123,694
                                                ----------   --------   ----------   ---------   ----------   ----------   --------
EXPENSES:
   Investment advisory.........................     52,846     33,851       51,870      11,015       36,664       44,913     32,706
   Management..................................     39,635     25,388       38,903       8,261       54,996       14,971      8,177
   Transfer agency.............................     39,737     27,595       42,139      13,673       52,163       28,153     18,196
   Accounting..................................     20,000     20,000       24,000      19,000       18,000       18,000     18,000
   Custody.....................................      4,249      1,031        2,830         507        4,253        1,953        716
   Professional services.......................      5,794      3,537        5,446       3,253        7,707        3,123      1,709
   Valuation services..........................        130      1,959        8,605       3,410           --          496        340
   Directors...................................        661        424          660         139          905          371        204
   Other.......................................      7,025      4,856        5,090       2,962       10,947        7,930      5,047
                                                 ----------   --------   ----------   ---------   ----------   ----------  --------
                                                   170,077    118,641      179,543      62,220      185,635      119,910     85,095
Fees waived and expenses reimbursed............    (70,721)   (67,729)    (102,376)    (45,830)     (93,722)     (33,622)   (25,691)
                                                 ----------   --------   ----------   ---------   ----------   ----------  --------
Total expenses.................................     99,356     50,912       77,167      16,390       91,913       86,288     59,404
                                                 ----------   --------   ----------   ---------   ----------   ----------  --------
NET INVESTMENT INCOME..........................    981,475    457,003      617,670     130,569      957,704      261,327     64,290
                                                 ----------   --------   ----------   ---------   ----------   ----------  --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on investments...................      6,320     48,112       56,177      22,962            4      162,928    111,856
Change in unrealized appreciation..............    332,698    227,151      614,027     124,305           --    1,272,727    800,954
                                                 ----------   --------   ----------   ---------   ----------   ----------  --------
Net gain on investments........................    339,018    275,263      670,204     147,267            4    1,435,655    912,810
                                                 ----------   --------   ----------   ---------   ----------   ----------  --------
INCREASE IN NET ASSETS FROM OPERATIONS......... $1,320,493   $732,266   $1,287,874    $277,836    $ 957,708   $1,696,982   $977,100
                                                ----------   --------   ----------   ---------   ----------   ----------   --------
                                                ----------   --------   ----------   ---------   ----------   ----------   --------

See notes to financial statements.     20                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1995 AND THE PERIOD ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                      MAINE                      NEW
                              INVESTORS                  TAXSAVER                   MUNICIPAL                 HAMPSHIRE
                                BOND                       BOND                       BOND                      BOND
                                FUND                       FUND                       FUND                      FUND
                       -----------------------    -----------------------    -----------------------    ---------------------
                         AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT      SHARES
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
NET
ASSETS -- 3/31/94...   $26,083,140                $16,517,889                $26,309,893                $3,554,585
                       -----------                -----------                -----------                ----------
OPERATIONS:
 Net investment
   income...........     2,050,655                    916,723                  1,334,004                   220,607
 Realized gain
   (loss) on
   investments......        45,903                    (78,499)                  (139,597)                  (58,412)
 Change in
   unrealized
   appreciation
   (depreciation)...      (985,430)                   157,985                    281,218                   113,598
                       -----------                -----------                -----------                ----------
                         1,111,128                    996,209                  1,475,625                   275,793
                       -----------                -----------                -----------                ----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment
   income...........    (2,051,195)                  (917,012)                (1,334,390)                 (220,579)
 Realized capital
   gain.............            --                         --                    (19,362)                       --
                       -----------                -----------                -----------                ----------
                        (2,051,195)                  (917,012)                (1,353,752)                 (220,579)
                       -----------                -----------                -----------                ----------
CAPITAL SHARE
 TRANSACTIONS:
 Sale of shares.....     5,936,878     595,834      2,426,440     237,508      4,136,139     401,955     2,273,862    227,167
 Reinvested
   dividends........       154,160      16,652        148,901      14,562        790,219      83,767       127,918     15,282
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
                         6,091,038     612,486      2,575,341     252,070      4,926,358     485,722     2,401,780    242,449

 Shares
   repurchased......    (5,343,727)   (535,922)    (3,154,527)   (306,901)    (5,833,480)   (584,253)     (735,803)   (76,096)
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
                           747,311      76,564       (579,186)    (54,831)      (907,122)    (98,531)    1,665,977    166,353
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
                                      --------                   --------                   --------                  -------

NET
ASSETS -- 3/31/95...   $25,890,384                $16,017,900                $25,524,644                $5,275,776
                       -----------                -----------                -----------                ----------
OPERATIONS:
 Net investment
   income...........       981,475                    457,003                    617,670                   130,569
 Realized gain
   (loss) on
   investments......         6,320                     48,112                     56,177                    22,962
 Change in
   unrealized
   appreciation
   (depreciation)...       332,698                    227,151                    614,027                   124,305
                       -----------                -----------                -----------                ----------
                         1,320,493                    732,266                  1,287,874                   277,836
                       -----------                -----------                -----------                ----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment
   income...........      (981,989)                  (457,245)                  (617,948)                 (130,620)
 Realized capital
   gain.............            --                         --                         --                        --
                       -----------                -----------                -----------                ----------
                          (981,989)                  (457,245)                  (617,948)                 (130,620)
                       -----------                -----------                -----------                ----------
CAPITAL SHARE
 TRANSACTIONS:
 Sale of shares.....     2,237,546     220,606      1,723,538     164,400      1,396,877     362,628       479,810     46,802
 Reinvested
   dividends........       167,709      16,578         73,516       7,015        344,109      42,431        83,903      9,794
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
                         2,405,255     237,184      1,797,054     171,415      1,740,986     405,059       563,713     56,596

 Shares
   repurchased......    (1,479,278)   (145,969)      (553,187)    (52,674)    (2,154,529)   (443,163)     (244,316)   (25,328)
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
                           925,977      91,215      1,243,867     118,741       (413,543)    (38,104)      319,397     31,268
                       -----------    --------    -----------    --------    -----------    --------    ----------    -------
                                      --------                   --------                   --------                  -------

NET
ASSETS -- 9/30/95...   $27,154,865                $17,536,788                $25,781,027                $5,742,389
                       -----------                -----------                -----------                ----------
                       -----------                -----------                -----------                ----------

See notes to financial statements.     21                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1995 AND THE PERIOD ENDED SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

                           DAILY
                           ASSETS                PAYSON                      PAYSON
                          TREASURY              BALANCED                     VALUE
                           FUND*                  FUND                        FUND
                        ------------     -----------------------     ----------------------
                           AMOUNT          AMOUNT        SHARES        AMOUNT       SHARES
                        ------------     -----------     -------     ----------     -------
NET
ASSETS -- 3/31/94...    $ 26,505,169     $11,354,873                 $5,059,939
                        ------------     -----------                 ----------
OPERATIONS:
 Net investment
   income...........       1,320,747         489,040                    102,117
 Realized gain
   (loss) on
   investments......          21,288         169,116                     96,089
 Change in
   unrealized
   appreciation
   (depreciation)...              --         124,550                    265,744
                        ------------     -----------                 ----------
                           1,342,035         782,706                    463,950
                        ------------     -----------                 ----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment
   income...........      (1,320,515)       (485,995)                   (99,451)
 Realized capital
   gain.............              --         (52,191)                        --
                        ------------     -----------                 ----------
                          (1,320,515)       (538,186)                   (99,451)
                        ------------     -----------                 ----------
CAPITAL SHARE
 TRANSACTIONS:
 Sale of shares.....      70,525,862       2,983,899     267,891      3,208,329     271,459
 Reinvested
   dividends........         664,035         281,434      24,437         52,142       4,337
                        ------------     -----------     -------     ----------     -------
                          71,189,897       3,265,333     292,328      3,260,471     275,796

 Shares
   repurchased......     (61,387,731)       (992,685)    (96,387)      (725,255)    (67,142)
                        ------------     -----------     -------     ----------     -------
                           9,802,166       2,272,648     195,941      2,535,216     208,654
                        ------------     -----------     -------     ----------     -------
                                                         -------                    -------

NET
ASSETS -- 3/31/95...    $ 36,328,855     $13,872,041                 $7,959,654
                        ------------     -----------                 ----------
OPERATIONS:
 Net investment
   income...........         957,704         261,327                     64,290
 Realized gain
   (loss) on
   investments......               4         162,928                    111,856
 Change in
   unrealized
   appreciation
   (depreciation)...              --       1,272,727                    800,954
                        ------------     -----------                 ----------
                             957,708       1,696,982                    977,100
                        ------------     -----------                 ----------
DISTRIBUTIONS TO
 SHAREHOLDERS:
 Net investment
   income...........        (958,178)       (264,693)                   (66,669)
 Realized capital
   gain.............              --              --                         --
                        ------------     -----------                 ----------
                            (958,178)       (264,693)                   (66,669)
                        ------------     -----------                 ----------
CAPITAL SHARE
 TRANSACTIONS:
 Sale of shares.....      34,165,888       1,206,875      96,759        571,611      41,423
 Reinvested
   dividends........          32,769         150,450      12,387         37,321       2,853
                        ------------     -----------     -------     ----------     -------
                          34,198,657       1,357,325     109,146        608,932      44,276

 Shares
   repurchased......     (32,526,457)       (742,660)    (59,597)      (737,918)    (55,283)
                        ------------     -----------     -------     ----------     -------
                           1,672,200         614,665      49,549       (128,986)    (11,007)
                        ------------     -----------     -------     ----------     -------
                                                         -------                    -------

NET
ASSETS -- 9/30/95...    $ 38,000,585     $15,918,995                 $8,741,099
                        ------------     -----------                 ----------
                        ------------     -----------                 ----------

* Share transactions at net asset value of $1.00 per share.
See notes to financial statements.
                                       22                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND                                      INVESTORS
RATIOS FOR A SHARE OUTSTANDING                                      FUND
THROUGHOUT THE PERIOD.                                              BOND
                                       ---------------------------------------------------------------
                                        SIX MONTHS                        YEAR ENDED
                                           ENDED                          MARCH 31,
                                       SEPTEMBER 30,    ----------------------------------------------
                                           1995          1995      1994      1993      1992      1991
                                       -------------    ------    ------    ------    ------    ------

Beginning net asset value per
 share..............................       $10.00       $10.38    $10.71    $10.43    $10.09    $ 9.82
                                           ------       ------    ------    ------    ------    ------

Net investment income...............         0.38         0.82      0.81      0.82      0.83      0.84

Net realized and unrealized gain
 (loss) on securities...............         0.13        (0.38)    (0.30)     0.53      0.44      0.27

Dividends from net investment
 income.............................        (0.38)       (0.82)    (0.81)    (0.82)    (0.83)    (0.84)

Distributions from net realized
 gains..............................           --           --     (0.03)    (0.25)    (0.10)       --
                                           ------       ------    ------    ------    ------    ------

Ending net asset value per share....       $10.13       $10.00    $10.38    $10.71    $10.43    $10.09
                                           ------       ------    ------    ------    ------    ------
                                           ------       ------    ------    ------    ------    ------

Ratios to average net assets:

 Expenses(a)........................         0.75%(c)     0.75%     0.75%     0.75%     0.70%     0.64%

 Net investment income..............         7.41%(c)     8.19%     7.49%     7.71%     7.93%     8.44%

Total return........................         5.12%        4.55%     4.70%    13.53%    12.91%    11.76%

Portfolio turnover rate.............        27.35%       48.17%    41.41%   193.21%   221.39%    73.32%

Net assets at the end of year (000's
 omitted)...........................       $27,155      $25,890   $26,083   $26,832   $24,336   $19,132


(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                                              1.28%(c)   1.33%    1.31%     1.40%     1.51%     1.68%



(b) See Note 1 for applicable date of inception.

(c) Annualized.


See notes to financial statements.     23                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


SELECTED PER SHARE DATA AND                                       TAXSAVER
RATIOS FOR A SHARE OUTSTANDING                                      BOND
THROUGHOUT THE PERIOD.                                              FUND
                                       ---------------------------------------------------------------
                                        SIX MONTHS                        YEAR ENDED
                                           ENDED                          MARCH 31,
                                       SEPTEMBER 30,    ----------------------------------------------
                                           1995          1995      1994      1993      1992      1991
                                       -------------    ------    ------    ------    ------    ------

Beginning net asset value per
 share..............................       $10.39       $10.35    $10.63    $10.26    $10.10    $ 9.97
                                           ------       ------    ------    ------    ------    ------

Net investment income...............         0.28         0.57      0.57      0.63      0.68      0.67

Net realized and unrealized gain
 (loss)on securities................         0.17         0.04     (0.01)     0.49      0.20      0.13

Dividends from net investment
 income.............................        (0.28)       (0.57)    (0.57)    (0.63)    (0.68)    (0.67)

Distributions from net realized
 gains..............................           --           --     (0.27)    (0.12)    (0.04)       --
                                           ------       ------    ------    ------    ------    ------

Ending net asset value per share....       $10.56       $10.39    $10.35    $10.63    $10.26    $10.10
                                           ------       ------    ------    ------    ------    ------
                                           ------       ------    ------    ------    ------    ------

Ratios to average net assets:

 Expenses(a)........................         0.60%(c)     0.60%     0.60%     0.60%     0.55%     0.49%

 Net investment income..............         5.39%(c)     5.62%     5.27%     5.98%     6.64%     6.69%

Total return........................         4.41%        6.18%     5.24%    11.28%     8.95%     8.29%

Portfolio turnover rate.............        36.38%       63.85%   141.80%   240.36%   104.29%    54.62%

Net assets at the end of year (000's
 omitted)...........................       $17,537      $16,018   $16,518   $16,580   $11,207    $9,998


(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                                       1.40%(c)   1.45%    1.50%     1.56%     1.66%     1.86%


(b) See Note 1 for applicable date of inception.

(c) Annualized.

See notes to financial statements.     24                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND                       MAINE
RATIOS FOR A SHARE OUTSTANDING                  MUNICIPAL
THROUGHOUT THE PERIOD.                             BOND
                                                   FUND
                        ----------------------------------------------------------
                         SIX MONTHS                      YEAR ENDED
                            ENDED                        MARCH 31,
                        SEPTEMBER 30,     ----------------------------------------
                            1995           1995       1994       1993      1992(b)
                        -------------     ------     ------     ------     -------

Beginning net asset
 value per share....       $ 10.47        $10.37     $10.55     $ 9.98     $10.00
                            ------        ------     ------     ------     ------

Net investment
 income.............          0.25          0.52       0.52       0.58       0.19

Net realized and
 unrealized gain
 (loss) on
 securities.........          0.27          0.11      (0.16)      0.57      (0.02)

Dividends from net
 investment
 income.............         (0.25)        (0.52)     (0.52)     (0.58)     (0.19)

Distributions from
 net realized
 gains..............            --         (0.01)     (0.02)        --         --
                            ------        ------     ------     ------     ------

Ending net asset
 value per share....        $10.74        $10.47     $10.37     $10.55     $ 9.98
                            ------        ------     ------     ------     ------
                            ------        ------     ------     ------     ------

Ratios to average
 net assets:

 Expenses(a)........          0.60%(c)      0.50%      0.50%      0.40%      0.46%(c)

 Net investment
   income...........          4.75%(c)      5.08%      4.81%      5.25%      5.65%(c)

Total return........          5.05%         6.31%      3.42%     11.80%      5.27%(c)

Portfolio turnover
 rate...............         30.09%        31.55%     13.47%      7.82%     15.24%

Net assets at the
 end of year (000's
 omitted)...........         $25,781       $25,525    $26,310    $16,518     $1,968


(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:


                        1.38%(c)   1.40%      1.44%      1.98%      6.83%(c)


(b) See Note 1 for applicable date of inception.

(c) Annualized.


SELECTED PER SHARE DATA AND                  NEW
RATIOS FOR A SHARE OUTSTANDING            HAMPSHIRE
THROUGHOUT THE PERIOD.                       BOND
                                             FUND
                      -------------------------------------------------
                        SIX MONTHS                 YEAR ENDED
                           ENDED                    MARCH 31,
                       SEPTEMBER 30,      -----------------------------
                           1995            1995       1994      1993(b)
                      ---------------     ------     ------     -------
Beginning net asset
 value per share....         $10.08       $ 9.96     $10.01     $10.00
                             ------       ------     ------     ------
Net investment
 income.............           0.24         0.49       0.51       0.12
Net realized and
 unrealized gain
 (loss) on
 securities.........           0.28         0.12      (0.03)      0.01
Dividends from net
 investment
 income.............          (0.24)       (0.49)     (0.51)     (0.12)
Distributions from
 net realized
 gains..............             --           --      (0.02)        --
                             ------       ------     ------     ------
Ending net asset
 value per share....         $10.36       $10.08     $ 9.96     $10.01
                             ------       ------     ------     ------
                             ------       ------     ------     ------
Ratios to average
 net assets:
 Expenses(a)........           0.60%(c)     0.46%      0.34%      0.50%(c)
 Net investment
   income...........           4.73%(c)     4.95%      4.68%      4.96%(c)
Total return........           5.24%        6.32%      4.75%      5.55%(c)
Portfolio turnover
 rate...............          15.36%       37.59%      9.60%        --
Net assets at the
 end of year (000's
 omitted)...........          $5,742       $5,276     $3,555        $442

(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:


                               2.25%(c)     2.19%      4.33%      30.85%(c)

(b) See Note 1 for applicable date of inception.

(c) Annualized.

See notes to financial statements.     25                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                           DAILY
SELECTED PER SHARE DATA AND                ASSETS                                                   PAYSON
RATIOS FOR A SHARE OUTSTANDING            TREASURY                                                 BALANCED
THROUGHOUT THE PERIODS.                     FUND                                                     FUND
                        ---------------------------------------------     ----------------------------------------------------------
                         SIX MONTHS               YEAR ENDED               SIX MONTHS                      YEAR ENDED
                            ENDED                  MARCH 31,                  ENDED                        MARCH 31,
                        SEPTEMBER 30,     ---------------------------     SEPTEMBER 30,     ----------------------------------------
                            1995          1995      1994      1993(b)         1995           1995       1994       1993      1992(b)
                        -------------     -----     -----     -------     -------------     ------     ------     ------     -------

Beginning net asset
 value per share....       $1.00          $1.00    $1.00     $1.00           $ 11.90        $11.71     $11.40     $10.21     $10.00
                           -----          -----    -----    -------           ------        ------     ------     ------     ------

Net investment
 income.............        0.03           0.04     0.03      0.02              0.22          0.44       0.34       0.31       0.10

Net realized and
 unrealized gain
 (loss) on
 securities.........          --             --       --        --              1.20          0.24       0.46       1.20       0.21

Dividends from net
 investment
 income.............       (0.03)         (0.04)   (0.03)    (0.02)            (0.22)        (0.44)     (0.35)     (0.31)     (0.10)

Distributions from
 net realized
 gains..............          --             --       --        --                --         (0.05)     (0.14)     (0.01)        --
                           -----          -----    -----    -------           ------        ------     ------     ------     ------

Ending net asset
 value per share....       $1.00          $1.00    $1.00     $1.00           $ 13.10        $11.90     $11.71     $11.40     $10.21
                           -----          -----    -----    -------           ------        ------     ------     ------     ------
                           -----          -----    -----    -------           ------        ------     ------     ------     ------

Ratios to average
 net assets:

 Expenses(a)........        0.50%(c)       0.37%    0.33%     0.22%(c)          1.15%(c)      1.15%      1.15%      1.15%   1.13%(c)

 Net investment
   income...........        5.21%(c)       4.45%    2.82%     2.92%(c)          3.48%(c)      3.91%      4.37%      3.27%   3.46%(c)

Total return........        2.66%          4.45%    2.83%     3.13%(c)         11.99%         6.00%      6.99%     15.12%   9.15%(c)

Portfolio turnover
 rate...............         N/A            N/A      N/A       N/A             20.85%        50.06%     80.13%     30.77%   1.53%

Net assets at the
 end of year (000's
 omitted)...........      $38,001        $36,329  $26,505    $4,687           $15,919       $13,872    $11,355     $5,396     $2,667

(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                            1.01%(c)     1.10%    1.17%    2.43%(c)       1.60%(c)     1.72%     1.95%     2.60%       4.88%(c)

(b) See Note 1 for applicable date of inception.

(c) Annualized.

See notes to financial statements.     26                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


SELECTED PER SHARE DATA AND               PAYSON
RATIOS FOR A SHARE OUTSTANDING            VALUE
THROUGHOUT THE PERIODS.                    FUND
                       --------------------------------------------
                        SIX MONTHS              YEAR ENDED
                           ENDED                 MARCH 31,
                       SEPTEMBER 30,    ---------------------------
                           1995          1995      1994     1993(b)
                       -------------    ------    ------    -------

Beginning net asset
 value per share....       $12.71       $12.11    $11.01    $10.00
                           ------       ------    ------    ------

Net investment
 income.............         0.11         0.18      0.13      0.08

Net realized and
 unrealized gain
 (loss) on
 securities.........         1.50         0.60      1.12      1.02

Dividends from net
 investment
 income.............        (0.11)       (0.18)    (0.15)    (0.09)

Distributions from
 net realized
 gains..............           --           --        --        --
                           ------       ------    ------    ------

Ending net asset
 value per share....       $14.21       $12.71    $12.11    $11.01
                           ------       ------    ------    ------
                           ------       ------    ------    ------

Ratios to average
 net assets:

 Expenses(a)........         1.45%(c)     1.46%     1.45%     1.44%(c)

 Net investment
   income...........        15.23%(c)     1.59%     1.38%     1.63%(c)

Total return........        12.70%        6.52%    11.38%    17.05%(c)

Portfolio turnover
 rate...............        16.92%       27.20%    32.15%    23.95%

Net assets at the
 end of year (000's
 omitted)...........        $8,741       $7,960    $5,060    $2,145

(a) During the period, various fees and expenses were waived and reimbursed, respectively. Had such waivers and reimbursements not occurred, the ratio of expenses to average net assets would have been:

                              2.08%(c)     2.25%    3.04%      5.53%(c)

(b) See Note 1 for applicable date of inception.

(c) Annualized.

See notes to financial statements.     27                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Forum Funds, Inc. (the "Company") is an open-end management investment company. The Company currently has seven active investment portfolios (each a "Fund" and collectively the "Funds"). Commencement of operations for each Fund was as follows:

Investors Bond Fund                                     October 2, 1989
TaxSaver Bond Fund                                      October 2, 1989
Maine Municipal Bond Fund                               December 5, 1991
New Hampshire Bond Fund                                 December 31, 1992
Daily Assets Treasury Fund                              July 1, 1992
Payson Balanced Fund                                    November 25, 1991
Payson Value Fund                                       July 31, 1992

Payson Balanced Fund, Payson Value Fund and Daily Assets Treasury Fund are diversified portfolios. All other Funds are non-diversified. The Company's financial statements are prepared in accordance with generally accepted accounting principles.

The Company has authorized 20 billion shares of $0.001 par value stock. Shares allocated to the Funds are: Investors Bond Fund and TaxSaver Bond Fund, 2 billion shares each, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund and Payson Value Fund, 500 million shares each and Daily Assets Treasury Fund, 1 billion shares.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION - All securities held by the Daily Assets Treasury Fund are valued utilizing the amortized cost method, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). Securities, other than short-term, held by each of the other Funds (the "Bond and Equity Funds") for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sale is reported, the mean of the last bid and ask price is used. If no mean price is available, the last bid price is used. In the absence of readily available market quotations, securities are valued at fair value determined by the Board of Directors. Short-term securities held by the Bond and Equity Funds are valued at amortized cost.

REPURCHASE AGREEMENTS - Except for New Hampshire Bond Fund and Daily Assets Treasury Fund, each Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at par. Securities subject to repurchase agreements are held with the Fund's custodian and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying security falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Funds have the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities at market value and may claim any resulting loss from the seller.

INTEREST AND DIVIDEND INCOME AND DISTRIBUTIONS TO SHAREHOLDERS - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Payson Balanced Fund and Payson Value Fund for which dividends are declared and paid quarterly. Net capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders at least annually.

FEDERAL INCOME TAX - Each Fund has qualified (and intends to continue to qualify) as a regulated investment company. Each Fund distributes all of its income and, therefore, no Federal income tax provision is required.

                                       28                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

OTHER - Investment security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost.

NOTE 3. INVESTMENT ADVISORY AND RELATED SERVICES

The investment adviser for Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Daily Assets Treasury Fund is Forum Advisors, Inc. ("Forum"). Forum receives an advisory fee from each of these funds at an annual rate of 0.40%, 0.40%, 0.40%, 0.40% and 0.20%, respectively, of the average daily net assets of each Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

Forum Financial Corp. serves as the Company's transfer agent and dividend disbursing agent and is compensated for those services by each Fund at an annual rate of up to 0.25% of the average daily net assets of each Fund. Forum Financial Corp. also serves as the Company's fund accountant and is compensated for those services at an amount of $36,000 per year for each Fund, subject to adjustments for the number and type of portfolio transactions.

The manager of the Company is Forum Financial Services, Inc. (the "Manager"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. The Manager receives a management fee for its services to Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Daily Assets Treasury Fund at an annual rate of 0.30% of the average daily net assets of each Fund. The Manager receives a management fee for its services to Payson Balanced Fund and Payson Value Fund at an annual rate of 0.20% of the average daily net assets of each Fund.

The Manager also received sales commissions during the period ended September 30, 1995 amounting to $13,757 after deducting $139,857 allowed to authorized dealers and agents. The Manager, Forum and Forum Financial Corp. are affiliated companies. In addition, certain legal expenses were charged to the Company by the Manager. The amounts of legal expenses for Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Daily Assets Treasury Fund were $1,281, $818, $1,263, $266, and $1,777, respectively.

For the period ended September 30, 1995, expenses reimbursed by the Manager in the TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund and Payson Value Fund were $22,804, $39,950, $35,644, $1,392, and $8,080, respectively.

For the period, September 30, 1995, fees waived by the transfer agent and the Manager were as follows:

                                                                                            TRANSFER
                                                                                             AGENT      MANAGER
                                                                                            --------    -------
Investors Bond Fund......................................................................   $ 31,162    $39,559
TaxSaver Bond Fund.......................................................................     19,537     25,388
Maine Municipal Bond Fund................................................................     23,524     38,902
New Hampshire Bond Fund..................................................................      1,925      8,261
Daily Assets Treasury Fund...............................................................     45,150     48,572
Payson Balanced Fund.....................................................................     17,259     14,971
Payson Value Fund........................................................................      9,434      8,177

                                       29                      FORUM FUNDS, INC.

--------------------------------------------------------------------------------

SEPTEMBER 30, 1995
--------------------------------------------------------------------------------

NOTE 4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities (excluding short-term investments) during the period ended September 30, 1995 were as follows:

                                                                                    COST OF      PROCEEDS FROM
                                                                                   PURCHASES         SALES
                                                                                   ----------    -------------
Investors Bond Fund.............................................................   $6,569,509     $ 5,753,493
TaxSaver Bond Fund..............................................................    6,910,320       5,735,614
Maine Municipal Bond Fund.......................................................    7,320,134       7,515,809
New Hampshire Bond Fund.........................................................    1,061,157         827,221
Payson Balanced Fund............................................................    4,211,552       3,051,505
Payson Value Fund...............................................................    1,816,764       1,266,980

The cost of investments for Federal income tax purposes at September 30, 1995 is the same as for financial reporting purposes. Unrealized appreciation and depreciation as of September 30, 1995 were as follows:

                                                                                     UNREALIZED      UNREALIZED
                                                                                    APPRECIATION    DEPRECIATION
                                                                                    ------------    ------------
Investors Bond Fund..............................................................    $  628,526       $681,669
TaxSaver Bond Fund...............................................................       655,419          8,168
Maine Municipal Bond Fund........................................................       698,180        138,020
New Hampshire Bond Fund..........................................................       113,246         26,338
Payson Balanced Fund.............................................................     1,813,817        107,697
Payson Value Fund................................................................     1,653,749         72,124

                                       30                      FORUM FUNDS, INC.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                 Table of Contents


                                                Page
Economic Overview............................     2
Schedules of Investments:
  Investors Bond Fund........................     4
  TaxSaver Bond Fund.........................     5
  Maine Municipal Bond Fund..................     7
  New Hampshire Bond Fund....................    12
  Daily Assets Treasury Fund.................    14
  Payson Balanced Fund.......................    15
  Payson Value Fund..........................    17
Statements of Assets and Liabilities.........    19
Statements of Operations.....................    20
Statements of Changes in Net Assets..........    21
Financial Highlights.........................    23
Notes to Financial Statements................    28

                            Manager and Distributor
                         Forum Financial Services, Inc.

                                 Transfer Agent
                             Forum Financial Corp.

                                     [Logo]

                               FORUM FUNDS, INC.
                        P.O. BOX 446, PORTLAND, ME 04112
                     TEL (207) 879-0001  FAX (207) 879-6050

----------------------------------------------------------------------
                               FORUM FUNDS, INC.


                                                                     SEMI-ANNUAL
                                                                          REPORT
                      ----------------------------------------------------------
                                                             September 30, 1995

                                     [Logo]